Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Costs and expenses:
Selling, general and administrative compensation	$ 40,000	$ 123,000		$ 398,000
Research & development	179,000	168,000	$ 1,226,000	1,080,000
Professional services	280,000	126,000		552,000
Depreciation and amortization	280,000	278,000	1,113,000	1,113,000
Other general expense	40,000	14,000		42,000
Total costs and expenses	819,000	709,000		3,185,000
Operating loss	(819,000)	(709,000)		(3,185,000)
Other income (expense):
Interest income	3,000	96,000		165,000
Other income (expense)	68,000			77,000
Interest expense	(101,000)	(133,000)		(300,000)
Impairment of investment
Loss from continuing operations	(849,000)	(746,000)		(3,243,000)
Income tax (loss)/benefit			621,000	1,395,000
Net loss	(849,000)	(746,000)		(1,848,000)
Loss from continuing operations attributed to noncontrolling interest	192,000	77,000		545,000
Net loss attributable to common stockholders	$ (657,000)	$ (669,000)		$ (1,303,000)
Loss per common share:
Basic	$ (0.00)	$ (0.01)		$ (0.00)
Diluted
Shares used in computing loss per common share:
Basic	3,877,282,251	3,877,282,251		3,877,282,251
Diluted	3,877,282,251	3,877,282,251		3,877,282,251
Income tax benefit			(621,000)	$ (1,395,000)
Previously Reported [Member]
Costs and expenses:
Selling, general and administrative compensation			325,000
Research & development			1,226,000
Professional services			722,000
Depreciation and amortization			1,113,000
Other general expense			68,000
Total costs and expenses			3,454,000
Operating loss			(3,454,000)
Other income (expense):
Interest income			24,000
Other income (expense)			116,000
Interest expense			(462,000)
Impairment of investment			(4,100,000)
Loss from continuing operations			(7,876,000)
Income tax (loss)/benefit			621,000
Net loss			(7,255,000)	$ (1,848,000)
Loss from continuing operations attributed to noncontrolling interest			204,000
Net loss attributable to common stockholders			$ (7,051,000)
Loss per common share:
Basic			$ (0.00)
Diluted
Shares used in computing loss per common share:
Basic			3,877,282,251
Diluted			3,877,282,251
Income tax benefit			$ (621,000)